      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 1997



                                                              FILE NO. 333-

================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2


[ ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[ ] PRE-EFFECTIVE AMENDMENT NO.

[ ] POST-EFFECTIVE AMENDMENT NO. __

                                     AND/OR


[ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


[ ] AMENDMENT NO.


                        THE DESSAUER GLOBAL EQUITY FUND
                EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER

       5 BAY STATE COURT, P.O. BOX 1689                 ORLEANS, MASSACHUSETTS 02653
    ADDRESS OF PRINCIPAL EXECUTIVE OFFICES         (NUMBER, STREET, CITY, STATE, ZIP CODE)

                                        (818) 795-0039
                      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

                                                      KRAMER, LEVIN, NAFTALIS & FRANKEL
          SUSAN PENRY-WILLIAMS, ESQ.             919 THIRD AVENUE, NEW YORK, NEW YORK 10022
     NAME AND ADDRESS OF AGENT FOR SERVICE         (NUMBER, STREET, CITY, STATE, ZIP CODE)

                            ------------------------

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                     APPROXIMATE DATE OF PROPOSED OFFERING

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on
Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c)

If appropriate, check the following box:


     [ ] This amendment designates a new effective date for a previously filed registration Statement.



     [X] This form is filed to register an additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-7543.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


================================================================================================================
    TITLE OF SECURITIES      AMOUNT BEING      PROPOSED MAXIMUM           PROPOSED MAXIMUM          AMOUNT OF
     BEING REGISTERED         REGISTERED    OFFERING PRICE PER UNIT   AGGREGATE OFFERING PRICE   REGISTRATION FEE
----------------------------------------------------------------------------------------------------------------
Common Stock...............  6,037,500(1)           $ 12.50                $75,468,750.00         $22,914.02(2)
================================================================================================================



(1) 5,750,000 shares were registered pursuant to a previously filed registration statement on Form N-2 (File 333-7543), which was declared effective under the Securities Act on May 29, 1997. This Form N-2 filed pursuant to Rule 462(b) under the Securities Act registers an additional 287,500 shares.


(2) $21,825.00 was previously paid by the Registrant pursuant to the previously filed registration statement on Form N-2 (333-7543). In connection with the filing of this Form N-2, $1,089.02 was paid by the Registrant.


================================================================================

INCORPORATION BY REFERENCE OF REGISTRATION ON FORM N-2, FILE NO. 333-7543



     This Registration Statement is being filed by The Dessauer Global Equity Fund (the "Registrant") pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the contents of the Registrant's Registration Statement on Form N-2 and all amendments thereto (File No. 333-7543) declared effective on May 29, 1997 by the Securities and Exchange Commission (the "Commission") including each of the documents filed by the Registrant with the Commission therein.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of New York, and State of New York, on the 29th day of May, 1997.

                                          THE DESSAUER GLOBAL EQUITY FUND

                                          By:     /s/ THOMAS P. MCINTYRE
                                            ------------------------------------
                                               Thomas P. McIntyre, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                TITLE                      DATE
---------------------------------------------            ---------                -------------

                      *                                   Trustee                 May 29, 1997
---------------------------------------------
              John P. Dessauer

           /s/ THOMAS P. MCINTYRE                         Trustee                 May 29, 1997
---------------------------------------------
             Thomas P. McIntyre

                      *                                   Trustee                 May 29, 1997
---------------------------------------------
           James J. Atkinson, Jr.

                      *                                   Trustee                 May 29, 1997
---------------------------------------------
               Max A. Fischer

                      *                                   Trustee                 May 29, 1997
---------------------------------------------
            Ingrid R. Hendershot

                      *                                   Trustee                 May 29, 1997
---------------------------------------------
             Geoffrey O. Lubbock

                      *                                   Trustee                 May 29, 1997
---------------------------------------------
                Kevin Melich

                      *                                   Trustee                 May 29, 1997
---------------------------------------------
            J. Brooks Reece, Jr.

         * /s/ SUSAN PENRY-WILLIAMS
---------------------------------------------
              Attorney-in-fact

                                 EXHIBIT INDEX


EX-99.2L         Opinion of Kramer, Levin, Naftalis & Frankel
EX-99.2N(1)      Consent of Kramer, Levin, Naftalis & Frankel
EX-99.2N(2)      Consent of Ernst & Young LLP